Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	13 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.33%	4.37%
FTSE 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent		4.29%	4.31%
Wisdom Short Duration Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		6.35%	6.11%
Wisdom Short Term Government Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		4.28%	4.28%